UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 5, 2021

Commission File Number of securitizer: 025-00491

Central Index Key Number of securitizer: 0000051303

NAVISTAR FINANCIAL CORPORATION1

(Exact name of securitizer as specified in its charter)

Joan S. Vander Linde, Senior Counsel, (331) 332-2145

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l (c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l (c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]

Navistar Financial Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the floorplan asset classes, including asset-backed securities privately issued by and asset-backed securities registered by the following affiliated registrants: equipment floorplan – Navistar Financial Securities Corporation (Commission File Number 333-104639; Central Index Key Number 0000867961).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NAVISTAR FINANCIAL CORPORATION (Securitizer)

By:	/s/ Petrina Collins
Name:	Petrina Collins
Title:	Vice President and Treasurer

Date: February 5, 2021